SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Schedule of share capital

		Note	Number	Value
January 1, 2020	Balance		7,986,385	40,204
June 2, 2020	Issuance of share capital upon exercise of DSUs	10	50,000	219
October 15, 2020, to December 18, 2020	Exercise of warrants		1,945,793	10,708

October 16, 2020, to November 23, 2020	Exercise of special warrants - broker compensation options		160,178	1,060
November 18, 2020	Shares issued on completion of Public Offering		2,957,225	10,086
December 22, 2020	Issuance of share capital upon exercise of FSOs		11,667	27

December 31, 2020	Balance		13,111,248	62,304

January 1, 2021	Balance		13,111,248	62,304

January 11, 2021, to
February 22, 2021	Exercise of warrants	9	1,554,082	11,916

January 21, 2021, to
February 18, 2021	Exercise of broker warrants	9	160,548	897

January 13, 2021	Shares issued on completion of private placement		247,934	1,918
January 18, 2021	Shares issued upon completion of Oryx earn-out		4,700,000	22,000

March 12, 2021, to
March 17, 2021	Issuance of share capital upon exercise of RSUs	10	50,000	267

June 9, 2021, to
September 20, 2021	Issuance of share capital upon exercise of FSOs	10	132,220	983

	Rounding of fractional shares after consolidation		2	—

December 31, 2021	Balance		19,956,034	100,285